Share Repurchase Program (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Shares repurchased	0.9	6.2
Cash paid for shares	$ 104.4	$ 616.0